Segment Reporting (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total	$ 151,113,371	$ 138,664,272	$ 124,208,506
Revenue from United States [Member]
Segment Reporting Information [Line Items]
Total	129,660,141	118,307,987	106,563,934
Revenue from Europe [Member]
Segment Reporting Information [Line Items]
Total	1,456,825	6,621,940	6,101,139
Revenue from Canada [Member]
Segment Reporting Information [Line Items]
Total	5,574,844	1,635,667	1,943,946
Revenue from China [Member]
Segment Reporting Information [Line Items]
Total	10,220,725	8,286,146	7,740,720
Revenue from other foreign countries [Member]
Segment Reporting Information [Line Items]
Total	$ 4,200,836	$ 3,812,532	$ 1,858,767